SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
Office Equipment and Furniture	5 years
Computer equipment	3 years

Schedule of fair value measurements on a recurring basis
November 30, 2017	Level 1	Level 2	Level 3	Total
Liabilities
Derivative Liabilities	$-	$-	$3,253,221	$3,253,221

August 31, 2017	Level 1	Level 2	Level 3	Total
Liabilities
Derivative Liabilities	$-	$-	$-	$-

Schedule of earnings per share basic and diluted
	Years ended August 31,
	2017	2016	2015
	(Shares)	(Shares)	(Shares)
Stock options	28,350,000	4,550,000	-
Warrants	3,077,998	-	-
Total	31,427,998	4,550,000	-